Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net (Loss)/Earnings Per Share

The following table sets forth the basic and diluted net (loss)/earnings per share for the following periods:

	For the Year Ended 31 December,
	2023	2024	2025
	RMB	RMB	RMB	USD
Basic and diluted earnings per share calculation
Numerator:
Net profit attribute to ordinary shareholders	99,263	(52,376)	43,082	6,159
Net profit/(loss) attribute to ordinary shareholders	99,263	(52,376)	43,082	6,159
Denominator:
Basic Weighted average number of shares outstanding	70,000,000	70,000,000	72,899,967	72,899,967
Continuing operations	1.13	(0.75)	0.59	0.08
Discontinued operations	0.29	-	-	-
Basic net earnings per share	1.42	(0.75)	0.59	0.08
Diluted Weighted average number of shares outstanding	70,000,000	70,000,000	72,899,967	72,899,967
Continuing operations	1.13	(0.75)	0.59	0.08
Discontinued operations	0.29	-	-	-
Diluted net earnings per share	1.42	(0.75)	0.59	0.08